ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY - CONDENSED BALANCE SHEETS (Parenthetical) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Condensed Balance Sheet Statements Captions [Line Items]
Investments in subsidiaries	$ 276	$ 218
Parent Company | Reportable legal entities
Condensed Balance Sheet Statements Captions [Line Items]
Investments in subsidiaries		$ 162,486